Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Schedule of Earnings per Share

	2021	2020	2019
Profit / (loss) from operations attributable to equity holders of the Group	130,669	412	(772)
Weighted average number of shares in issue (thousands)	115,148	117,453	117,252
Basic earnings / (loss) per share from operations	1.135	0.003	(0.007)

	2021	2020	2019
Profit / (loss) from operations attributable to equity holders of the Group	130,669	412	(772)
Weighted average number of shares in issue (thousands)	115,148	117,453	117,252
Adjustments for:
- Employee share options and restricted units (thousands)	466	261	645
Weighted average number of shares for diluted earnings per share (thousands)	115,614	117,714	117,897
Diluted earnings / (loss) per share from operations	1.130	0.003	(0.007)